Goldman Sachs ActiveBeta_R US Small Cap Equity ETF Expense Example - Goldman Sachs ActiveBeta_R US Small Cap Equity ETF - Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255